Project debt (Tables)	12 Months Ended
Dec. 31, 2020
Project debt [Abstract]
Project debt
The variations in 2020 and 2019 of project debt have been the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2019	4,069,909	782,439	4,852,348
Increases	613,604	268,339	881,943
Decreases	(272,548)	(552,770)	(825,318)
Business combinations (Note 5)	149,585	8,680	158,265
Currency translation differences	150,506	19,869	170,375
Reclassifications	214,211	(214,211)	-
Balance as of December 31, 2020	4,925,268	312,346	5,237,614

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2018	4,826,659	264,455	5,091,114
Increases	53,222	280,005	333,226
Decreases	(19,272)	(516,147)	(535,418)
Currency translation differences	(33,718)	(2,855)	(36,574)
Reclassifications	(756,981)	756,981	-
Balance as of December 31, 2019	4,069,909	782,439	4,852,348

Repayment schedule for project debt
The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2020, is as follows and is consistent with the projected cash flows of the related projects:

2021		2022	2023	2024	2025	Subsequent years	Total
Interest repayment	Nominal repayment
19,287	293,059	328,364	355,806	371,548	508,843	3,360,707	5,237,614

The repayment schedule for project debt in accordance with the financing arrangements and assuming there would be no acceleration of the Mojave debt, as of December 31, 2019, was as follows and was consistent with the projected cash flows of the related projects:

2020		2021	2022	2023	2024	Subsequent years	Total
Interest repayment	Nominal repayment
12,799	256,620	262,787	293,642	319,962	335,067	3,371,724	4,852,348

Movement in project debt
The following table details the movement in Project debt for the years 2020 and 2019, split between cash and non-cash items:

Project Debt	2020	2019
Initial balance	4,852,348	5,091,114
Cash Flow	(254,495)	(531,726)
Non-cash changes	639,763	292,960
Final balance	5,237,614	4,852,348

Foreign currency-denominated project debt
The equivalent in U.S. dollars of the most significant foreign currency-denominated debts held by the Company is as follows:

	Balance as of December 31,
Currency	2020	2019
Euro	2,240,811	1,882,618
South African Rand	355,414	384,313
Algerian Dinar	115,606	24,331
Total	2,711,830	2,291,262